Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Paid, Net	$ 55,000,000	$ 92,000,000	$ 249,000,000	$ 109,000,000	$ 40,000,000
Cash flows from operating activities:
Net earnings (loss)	(73,000,000)	89,000,000	419,000,000	612,000,000	379,000,000
Depreciation, Depletion and Amortization	132,000,000	52,000,000	137,000,000	104,000,000	73,000,000
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization including discontinued operations			209,000,000	132,000,000	76,000,000
Equity in earnings (loss) of unconsolidated affiliates	31,000,000	3,000,000	26,000,000	(10,000,000)	(10,000,000)
Gain (loss) on sale of investment and other assets, net	2,000,000	(4,000,000)	(12,000,000)	3,000,000	(11,000,000)
Net gain on sale of at-risk and flood insurance businesses			0	0	(139,000,000)
Equity Method Investment, Realized Gain (Loss) on Disposal			0	(73,000,000)
Business Combination, Bargain Purchase, Gain Recognized, Amount			0	(48,000,000)
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net			0	(79,000,000)
Stock-based compensation cost	12,000,000	7,000,000	35,000,000	27,000,000	27,000,000
Tax benefit associated with the exercise of stock options	2,000,000	0	(17,000,000)	(31,000,000)	(6,000,000)
Changes in assets and liabilities, net of effects from acquisitions:
Net (increase) decrease in pledged cash, pledged investments, and secured trust deposits	(77,000,000)	(4,000,000)	2,000,000	0	(6,000,000)
Net decrease (increase) in trade receivables	37,000,000	(16,000,000)	0	(12,000,000)	16,000,000
Net (increase) decrease in prepaid expenses and other assets	49,000,000	21,000,000	(3,000,000)	49,000,000	(5,000,000)
Net (decrease) increase in accounts payable, accrued liabilities, deferred revenue and other	(251,000,000)	(104,000,000)	(1,000,000)	63,000,000	(66,000,000)
Net decrease in reserve for claim losses	10,000,000	25,000,000	(112,000,000)	(159,000,000)	(295,000,000)
Net increase in income taxes	11,000,000	61,000,000	(62,000,000)	146,000,000	150,000,000
Net cash provided by operating activities	(161,000,000)	(36,000,000)	484,000,000	620,000,000	110,000,000
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale	257,000,000	169,000,000	745,000,000	594,000,000	739,000,000
Proceeds from maturities of investment securities available for sale	72,000,000	79,000,000	306,000,000	419,000,000	549,000,000
Proceeds from sale of other assets	2,000,000	0	1,000,000	2,000,000	6,000,000
Additions to property and equipment	36,000,000	30,000,000	(145,000,000)	(79,000,000)	(36,000,000)
Purchases of investment securities available for sale	284,000,000	239,000,000	(882,000,000)	(1,146,000,000)	(1,299,000,000)
Purchases of other long-term investments	20,000,000	(36,000,000)	(97,000,000)	(9,000,000)	0
Payments to Acquire Equity Method Investments	7,000,000	(9,000,000)
Net proceeds from short-term investment securities	314,000,000	(43,000,000)	36,000,000	(12,000,000)	78,000,000
(Contributions to) distributions from unconsolidated affiliates			(20,000,000)	(23,000,000)	(21,000,000)
Proceeds from Equity Method Investment, Dividends or Distributions			25,000,000
Net other Investing Activities	1,000,000	0	(4,000,000)	3,000,000	(4,000,000)
Proceeds from Divestiture of Businesses				75,000,000	120,000,000
Proceeds from Sale of Equity Method Investments			0	0	32,000,000
Payments to acquire business, five, net of cash acquired				64,000,000
Proceeds from Divestiture of Businesses, Net of Cash Divested				120,000,000
Payments to acquire business four, net of cash acquired				(98,000,000)
Payments to Acquire Business Three, Net of Cash Acquired	40,000,000	0		(72,000,000)
Payments to Acquire Business Two, Net of Cash Acquired	(2,248,000,000)	0		122,000,000
Acquisitions of businesses, net of cash acquired			(25,000,000)	(26,000,000)	0
Net cash provided by (used in) investing activities	(2,605,000,000)	(23,000,000)	(60,000,000)	(310,000,000)	164,000,000
Cash flows from financing activities:
Proceeds from Issuance or Sale of Equity			511,000,000
Borrowings	1,407,000,000	303,000,000	341,000,000	679,000,000	500,000,000
Debt service payments	479,000,000	294,000,000	(359,000,000)	(557,000,000)	(516,000,000)
Payments to Noncontrolling Interests	(687,000,000)		(14,000,000)
Proceeds from Noncontrolling Interests			3,000,000
Payments of Debt Extinguishment Costs			0	(6,000,000)
Debt issuance costs	0	3,000,000	(16,000,000)	(8,000,000)	(8,000,000)
Dividends paid	49,000,000	37,000,000	(153,000,000)	(128,000,000)	(105,000,000)
Subsidiary dividends paid to noncontrolling interest shareholders	3,000,000	3,000,000	(17,000,000)	(12,000,000)	(4,000,000)
Exercise of stock options	9,000,000	4,000,000	61,000,000	91,000,000	8,000,000
Tax benefit associated with the exercise of stock options	2,000,000	0	17,000,000	31,000,000	6,000,000
Purchases of treasury stock	0	(34,000,000)	(34,000,000)	(38,000,000)	(86,000,000)
Net cash used in financing activities	1,574,000,000	(64,000,000)	340,000,000	52,000,000	(205,000,000)
Net decrease in cash and cash equivalents, excluding pledged cash related to secured trust deposits	(1,192,000,000)	(123,000,000)	764,000,000	362,000,000	69,000,000
Cash and cash equivalents, excluding pledged cash related to secured trust deposits at beginning of period	1,630,000,000	866,000,000	866,000,000	504,000,000	435,000,000
Cash and cash equivalents, excluding pledged cash related to secured trust deposits at end of period	438,000,000	743,000,000	1,630,000,000	866,000,000	504,000,000
Interest Paid	26,000,000	26,000,000	87,000,000	65,000,000	52,000,000
Digital Insurance
Cash flows from investing activities:
Payments to Acquire Business Two, Net of Cash Acquired			$ 98,000,000